OFFSETTING ASSETS AND LIABILITIES - NARRATIVE (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Offsetting [Abstract]
Fair value of securities re-pledged	$ 7,517,000	$ 4,632,600	$ 896,200
Security collateral received	727	$ 361	$ 425
Amount re-pledged with clearing organizations to meet deposit requirements	$ 165,500